SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these financial statements are described below. These policies have been applied consistently in all fiscal years reported, unless otherwise mentioned.

3.1. Basis of Preparation

Preparation of the financial statements requires the use of certain critical accounting estimates, as well as the judgment of the management of the Company, in application of the accounting policies of Eletrobras. Those transactions, disclosures, or balances that require a greater level of judgment, that are more complex in nature, and for which assumptions and estimated are material, are reported in Note 4.

The consolidated financial statements were prepared on the basis of historic cost, except in the case of certain financial instruments calculated at fair value. Historic cost is generally based on the fair value of the considerations paid on the date of the transactions.

These consolidated financial statements are presented in Brazilian Reais, which is the operating currency of the Company and its subsidiaries and associates. All financial information presented in Reais were rounded to the nearest thousand, except when otherwise indicated.

The management of the Company confirms that all information of relevance from the Financial Statements, and only that information, is displayed with evidence, corresponding to the same information used by the management in its  activities.

(a) Financial Statements

The Financial Statements of the Company are prepared in accordance with the accounting practices adopted in Brazil and with the International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (IASB).

(b) Changes in the accounting policies and disclosures

(i) Voluntary Changes:

The Company has performed the following reclassifications on its balance sheet, Statement of Profit and Loss and Statement of cash flows, to provide reliable and more relevant information about the effects of the following transactions:

	12/31/2016 Original	Reclassification		12/31/2016 Reclassified
ASSETS

CURRENT
Cash and cash equivalent	679,668	(183,813	)(1)	495,855
Marketable Securities	5,497,978	183,813	(1)	5,681,791

TOTAL CURRENT ASSETS	29,272,652	—		29,272,652

NON-CURRENT	87,120,579	—		87,120,579

INVESTMENTS	26,531,534	—		26,531,534

FIXED ASSETS, NET	26,812,925	—		26,812,925

INTANGIBLE ASSETS, NET	761,739	—		761,739

TOTAL NON-CURRENT ASSETS	141,226,777	—		141,226,777

TOTAL ASSETS	170,499,429	—		170,499,429

	12/31/2016 Original	Reclassification		12/31/2016 Reclassified
LIABILITIES AND EQUITY
CURRENT
Reimbursement obligations	1,167,503	700,582	(2)	1,868,085
Others	1,952,220	(700,582	)(2)	1,251,638
TOTAL CURRENT LIABILITIES	31,138,510	—		31,138,510

NON-CURRENT
TOTAL NON-CURRENT LIABILITIES	95,295,992	—		95,295,992

EQUITY
Equity attributable to owners of the Company	44,203,470	—		44,203,470

Non-controlling interests	(138,543)	—		(138,543)
TOTAL EQUITY	44,064,927	—		44,064,927

TOTAL LIABILITIES AND EQUITY	170,499,429	—		170,499,429

	12/31/2016 Original	Reclassification		12/31/2016 Reclassified
NET OPERATING REVENUE	60,748,853	(432,850	)(3)	60,316,003

OPERATING EXPENSES

Remuneration and Indemnity	(362,702)	362,702	(3)	—
Operating charges (reversals), net	(14,867,952)	(1,998,587	)(4)	(16,866,539)
Others	(1,974,327)	70,148	(3)	(1,904,179)

	(45,842,328)	(1,565,737)		(47,408,065)

Operating profit (loss) before financial result	14,906,525	(1,998,587)		12,907,938

FINANCIAL RESULT

Monetary adjustment loss	(4,149,223)	1,998,587	(4)	(2,150,636)

	(5,929,311)	1,998,587		(3,930,724)

PROFIT (LOSS) BEFORE RESULTS OF EQUITY INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	8,977,214	—		8,977,214

RESULTS OF EQUITY METHOD INVESTMENTS	3,205,511	—		3,205,511

PROFIT (LOSS) BEFORE TAXES AND SOCIAL CONTRIBUTIONS	12,182,725	—		12,182,725

TOTAL INCOME TAXES AND SOCIAL CONTRIBUTIONS	(8,510,819)	—		(8,510,819)

Net Income (Loss) for year	3,671,906	—		3,671,906

AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	3,584,529	—		3,584,529
AMOUNT ATTRIBUTED TO NON-CONTROLLING INTERESTS	87,377	—		87,377

	12/31/2015 Original	Reclassification		12/31/2015 Reclassified
NET OPERATING REVENUE	32,588,838	(407,995	)(3)	32,180,843

OPERATING EXPENSES

Remuneration and Indemnity	(348,874)	348,874	(3)	—
Operating charges (reversals), net	(11,586,767)	(425,922	)(4)	(12,012,689)
Others	(2,131,954)	59,121	(3)	(2,072,833)
	(42,628,283)	(17,927)		(42,646,210)

OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT	(10,039,445)	(425,922)		(10,465,367)

FINANCIAL RESULT

Monetary adjustment loss	(1,362,380)	425,922	(4)	(936,458)
	(1,699,025)	425,922		(1,273,103)

PROFIT (LOSS) BEFORE RESULTS OF EQUITY INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	(11,738,470)	—		(11,738,470)

RESULTS OF EQUITY METHOD INVESTMENTS	531,446	—		531,446

PROFIT (LOSS) BEFORE TAXES AND SOCIAL CONTRIBUTIONS	(11,207,024)	—		(11,207,024)

TOTAL INCOME TAXES AND SOCIAL CONTRIBUTIONS	(710,112)	—		(710,112)

Net Income (Loss) for year	(11,917,136)	—		(11,917,136)

AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	(11,405,085)	—		(11,405,085)
AMOUNT ATTRIBUTED TO NON-CONTROLLING INTERESTS	(512,051)	—		(512,051)

	12/31/2016 Original	Reclassification		12/31/2016 Reclassified
CASH FLOWS FROM OPERATING ACTIVITIES

Profit (Loss) before income tax and social contribution	12,182,725	—		12,182,725

Adjustments to reconcile net profit (loss) to net cash provided by operating activities :
Net monetary variations	1,599,915	(1,998,587	)(4)	(398,672)
Provisions for litigation	3,994,158	1,998,587	(4)	5,992,745

	(8,958,443)	—		(8,958,443)

Changes in:
Marketable securities	1,292,551	(183,813	)(1)	1,108,738

	3,684,696	(183,813)		3,500,883

Cash generated from operations	5,576,512	(183,813)		5,392,699

Payment of refinancing of taxes and contributions-principal	—	(132,879	)(5)	(132,879)

Net cash provided by operating activities	1,888,738	(316,692)		1,572,046

CASH FLOWS FROM FINANCING ACTIVITIES

Payment of refinancing of taxes and contributions-principal	(132,879)	132,879	(5)	—

Net cash provided by financing activities	2,870,763	132,879		3,003,642

CASH FLOWS FROM INVESTMENT ACTIVITIES

Net cash used in investment activities	(5,473,806)	—		(5,473,806)

Net decrese in cash and cash equivalents for the year	(714,305)	(183,813)		(898,118)

Cash and cash equivalents at the beginning of the year	1,393,973	—		1,393,973
Cash and cash equivalents at the end of the year	679,668	(183,813	)(1)	495,855

	12/31/2015 Original	Reclassification		12/31/2015 Reclassified
CASH FLOWS FROM OPERATING ACTIVITIES

Profit (Loss) before income tax and social contribution	(11,207,024)	—		(11,207,024)

Adjustments to reconcile net profit (loss) to net cash provided by operating activities :
Net monetary variations	(914,656)	(425,922	)(4)	(1,340,578)
Provisions for litigation	2,932,120	425,922	(4)	3,358,042

	14,951,417	—		14,951,417

Changes in:
Marketable securities	(2,886,138)	(348,102	)(1)	(3,234,240)

	(6,275,381)	(348,102)		(6,623,483)

Cash generated from operations	6,612,797	(348,102)		6,264,695

Payment of refinancing of taxes and contributions-principal	—	(117,058	)(5)	(117,058)

Net cash provided by operating activities	6,980,474	(465,160)		6,515,314

CASH FLOWS FROM FINANCING ACTIVITIES

Payment of refinancing of taxes and contributions-principal	(117,058)	117,058	(5)	—

Net cash provided by financing activities	2,018,973	117,058		2,136,031

CASH FLOWS FROM INVESTMENT ACTIVITIES

Net cash used in investment activities	(9,012,552)	—		(9,012,552)

Net decrese in cash and cash equivalents for the year	(13,105)	(348,102)		(361,207)

Cash and cash equivalents at the beginning of the year	1,407,078	—		1,407,078
Cash and cash equivalents at the end of the year	1,393,973	(348,102	)(1)	1,045,871

(1)	Reclassification from cash and cash equivalents to marketable securities, according to IAS 7.
(2)	Reclassification from Others to Reimbursement obligations, aiming at better presentation.
(3)

This specific accounting classification has in its calculation a main component, which is a percentage of generated energy, and other components that are not directly linked to the billing. Therefore, ANEEL, which is the industry regulator, recognizes these accounts as deduction of revenues. In order to meet a regulatory requirement, the Company reclassified these accounts.

(4)

When recognizing in a given year new provisions for loss contingencies related to events that in previous years did not qualify to be recognized, the previous practice was to record the principal amount as “operating expenses” and all financial expenses until the date of the recognition of the provision  as “financial expenses”. The Company decided to modify this policy to account for such provisions fully as “operating expenses” at the date of recognition, as it believes that such practice provides better information about the financial impact of the transaction at such date.

(5)

According to IAS 7, cash flows regarding income tax and social contribution are usually classified as operating activities. Therefore, the Company is reclassifing such item from financing activities to operating activities.

(ii) New Standards:

The International Accounting Standards Board (IASB) published or amended the following accounting pronouncements, guidelines, or interpretations, which must be adopted in subsequent accounting periods (the Company will not adopt them in advance):

IFRS 9- Financial Instruments

The IFRS 9 addresses the classification, measurement and recognition of financial assets and liabilities.  The major changes are:

i.	New criteria for the classification of financial assets;
ii.	New impairment model for financial assets based on expected losses, in replacement of the current model of losses incurred; and
iii.	Amendment of the requirements for adoption of hedge accounting.

•Financial assets

The IFRS 9 has a new approach to classification and measurement of financial assets that reflect the business model in which the assets are managed and their characteristics of cash flow.

Instruments maintained according to a business model, whose goal is to receive contractual cash flows and which possess such flows relating exclusively to payments of principal and interest are usually measured at amortized cost.

Those held within a business model whose goal is reached either by receipt of contractual cash flows as well as the sale of financial assets, and possession of contractual terms that establish only payments of principal and interest on the principal remnant, are usually measured at the “fair value recognized through other comprehensive income” (FVTOCI).

All other debt instruments and investments in equity securities are measured at fair value at the end of the subsequent accounting periods.

The Company did not finish yet its evaluation and documentation of the business models for their financial assets, disclosed in Note 44. Therefore, the Company has not quantified the impact on accounting for financial assets.See below current status of activities to conclude this evaluation and measurement, by category.

Financial asset from the Concession Contracts:

Pursuant to IFRIC 12, for the contracts under the scope of this pronouncement, the concession infrastructure is not recognized by the concessionaire as fixed assets, because it is considered that the operator does not control these assets, and so they are recognized according to one of two accounting models classes (intangible asset/or financial asset), depending on the type of remuneration which the concession authority agrees to deliver to the operator under the terms of the agreement.

In the segment of transmission, the Company believes it is not exposed to demand risks and that the revenue is calculated based on the availability of the transmission line, therefore, all infrastructure was recorded under financial assets, according to IFRIC 12.

For all segments of the Company, the financial assets also include the indemnity to be received based on the portions of the investments associated with reversible assets that are not yet amortized or depreciated, at the end of the concession agreement, which have been made in order to guarantee the continuity of the service provided.

In accordance with IFRS 9, the Company has evaluated that the financial assets derived from the unconditional right to receive cash, currently classified as loans and receivables, will continue to be measured at amortized cost and/or will be measured at fair value, to the extent that some contractual rights do not meet the requirements to remain measured at amortized cost.

The Company has concluded that changes will occur in the measurement of the portion of the financial asset that will be realized through indemnification, from amortized cost to fair value through profit or loss, because it believes that certain of these financial assets will not pass the SPPI (Solely Payment of Principal and Interest) test under IFRS 9. The Company believes that financial assets with such features, which would be measured at fair value through profit or loss, might be mainly from “Generation and Transmission” and “Transmission (RBSE)”. The Company is analyzing the main characteristics of the remuneration embedded on such contracts, including whether or not there are elements that may or may not link such remuneration to elements other than “Principal and Interest” as defined under IFRS 9.

Thus, the Company has not yet concluded the assessment and the measurement of the impacts of this potential change and does not have a reasonably estimable amount.

•Reduction in recoverable value (impairment) - Financial Assets

In relation to the impairment of financial assets, the IFRS 9 requires the model of expected loss of financial assets, unlike the incurred loss model set out in IAS 39. The expected loss model requires that the Company keep record of expected losses on financial assets since the initial recognition. In other words, it is no longer necessary for the event to occur in order for the loss to be recognized in credit.

The new model of expected loss will be applied to financial assets measured at amortized cost or to FVTOCI (“Fair value through other comprehensive income”), with the exception of investments in equity instruments.

In accordance with IFRS 9, provisions for expected losses will be measured in one of the following databases:

• Credit Losses expected for 12 months, i.e. credit losses as a result of possible events of nonpayment within 12 months after the date base; and

• Credit Losses expected for the whole of life, i.e., credit losses that result from all possible events of nonpayment throughout the expected life of a financial instrument. This is one of the models to be followed in the case of financial instruments that do not contain a significant component of financing, as is the case of the financial assets of the Company.

The Company anticipates that the implementation of the model for credit losses expected contained in IFRS 9 will result in early recognition of certain credit losses, as well as requires the Company to review its current provisioning policies. The Company is currently analyzing the financial models that it would use to measure its credit loses in order to  complete its evaluation of the impact of the adoption of IFRS 9

•Financial liabilities

The Company does not expect to designate financial liabilities as fair value through profit or loss. Therefore, it is not possible yet to disclose the potential impacts on the consolidated financial statements considering that The Company did not finished its evaluation.

•Hedge accounting

The new general requirements for hedge accounting maintained the three types presented in IAS 39 (cash flow hedge,  fair value hedge and hedge of a net investment abroad). The IFRS 9 brings greater flexibility to what types of transaction are eligible for hedge accounting, especially by expanding the types of instruments that qualify as hedging instrument and the types of risk components of non-financial items for hedge accounting. Additionally, the test of effectiveness was reviewed, no longer being required its retrospective evaluation, and replaced by the principle of “economic relation”, as it was eliminated the need for an assessment of effectiveness in the range of 80% to 125%. Also, improvements have been made in the disclosure requirements of the risks management of the Company.

The Company has not completed yet its analysis of the possible impacts on the transactions currently designated as hedge accounting, disclosed in note 44 and, therefore, did not quantify any effects. The Company intends to maintain the current hedge accounting policy under IAS 39, as permitted by IFRS 9.

•Disclosures

IFRS 9 requires new disclosures, notably about the credit risk and credit losses expected, hedge accounting and measurement of financial assets and liabilities. The company is conducting an analysis to identify possible changes in current processes as a result of these new standards and will work on the implementation of changes in their systems and controls to meet them in the financial statements from the time of adoption.

•Transition

The Company shall adopt the exemption that allows not to restate comparative information from prior periods arising from changes in the classification and measurement of financial instruments (including credit losses expected).

The differences in accounting balances of assets and liabilities resulting from the adoption of IFRS 9, will be recognized in equity on the 1st of January 2018.

IFRS 15 - Revenue from contracts with customers

The IFRS 15 will replace the current guidelines of revenue recognition present in IAS 18 - Revenue, IAS 11 - Construction Contracts and related interpretations, when it becomes effective.

The fundamental principles of IFRS 15 are that an entity shall recognize the revenue to resubmit the transfer or promise of goods or services to customers in the amount that reflects the value them expect to be able to exchange for those goods or services. Specifically, the standard introduces a model of 5 steps for the recognition of revenue:

1.	Identify the contract(s) with the customer.
2.	Identify the performance obligations set out in the contract.
3.	Determine the price of the transaction.
4.	Allocate the transaction price to performance obligations provided in the contract.
5.	Recognize the revenue when (or as) the entity meets each requirement of performance.

With the IFRS 15, the entity recognizes the revenue when the “control” of the goods or services of a particular transaction are transferred to the customer. See below the current status of the activities to conclude the evaluation of potential impacts from IFRS 15, by category.

The Company obtains revenue derived mainly from the following sources:

a) Procurement and supply of electric energy (generation and distribution)

The Company recognizes revenue at the fair value of the receivable in the moment in which the energy is supplied, by multiplying the consumption billed as measured by the current rate, in addition to recognizing the non-billed revenue through estimate, corresponding to the energy consumption measured at the date of the last reading and the closure of the period of the financial statements.

In accordance with the IFRS 15, the Company can only account for the effects of a contract with a customer when it is likely that you will receive the consideration which will be entitled. To assess whether the possibility of receiving the value of the consideration is likely, only the ability and the intention of the client to pay this value should be considered. Thus, contracts with customers that have a long history of nonpayment and who, for various reasons, did not have their power supply suspended, may cease to have their respective revenue recognized at the time of billing (when the receipt is unlikely), and instead being recognized at the moment of actual receipt. The Company is evaluating customers who fits this situation, mainly in the distribution segment, and therefore has yet to measure the impacts in its financial statements.

Regarding the supply of revenue distribution segment, ANEEL evaluates the quality of service offered to consumers.  The quality of services provided comprises the assessment of the duration and frequency of interruptions in the supply of electrical energy. Highlights on the aspect of quality of service indicators are the collective continuity indicators, DEC and FEC, and the individual continuity indicators DIC, FIC e DMIC. If the individual indicators are not met, the Company is obliged to indemnify customers through discounts on the monthly bill for energy consumption. Currently, these penalties are recorded as operating expenses. In this way, the Company shall carry the reclassification of values refunded due to the non-compliance of individual indicators for their revenues with supply around R$ 15.5 million based on the values of 2017, reducing the net values of revenues disclosed in the financial statements, due to its nature of discount. As for the collective indicators, since they possess a nature of fines to be collected by the Company, these will continue to be treated as an operating expense.

b) Sale in Energy Trading Chamber - CCEE

The Company recognizes revenue at the fair value of the consideration receivable in the moment in which the surplus of energy is sold in the context of the CCEE. The consideration corresponds to multiplication of the amount of energy sold to the system at the Settlement Price for Differences (PLD). The Company does not expect this item to be impacted by IFRS 15.

c) Revenue for the availability of electrical network

This revenue is generated through the transmission of power through the distribution network to the end consumer, which includes captive and free consumers, based on the collection of a tariff approved by ANEEL. The Company has not finalized the evaluation of measurement of impacts, if any, but given the nature of the revenue in question, does not expect that the implementation of IFRS 15 would have a material impact in this category of revenue in its financial statements.

d) Amounts receivable from parcel A (costs beyond control of the distributor, passed through to consumers) and other financial items

Relates to the variations of costs related to the purchase of energy and regulatory burdens, which occurred in the period between tariff adjustments and/or periodic reviews, so as to allow greater neutrality in the distribution of these variations for the tariffs. The Company has not completed its evaluation, still in progress, and, therefore, has not quantified the impacts in its consolidated financial statements listed on the revenue in question, if any.

e) Revenue from construction of the concession infrastructure

For some contracts under IFRIC 12, this revenue is generated by investments in infrastructure, building or improving the operation infrastructure to explore the concession service arrangement. The Company is paid mainly for building or improving infrastructure for the provision of services of transmission and distribution of electricity. The margin of construction adopted currently is equal to zero. The Company has not completed its evaluation, still in progress and, therefore, has not quantified the impacts in its financial statements of the revenue in question, if any.

f) Revenue for operation and maintenance

Corresponds to a percentage of the billing of annual permitted revenue - RAP, which is reported monthly by the ONS and destined for the remuneration of operation and maintenance services, in order to avoid the interruption of the availability of facilities. The Company recognizes revenue at the fair value of the consideration receivable at the moment the invoicing of the RAP is informed. The Company has not completed its evaluation, still in progress, and, therefore, has not quantified the impacts in its consolidated financial statements listed on the revenue in question, if any, but does not expect this item to be materially impacted by IFRS 15.

g) Other revenue

The Company has other sources of income from activities related to the concession of public service, which can be inherent to its segments or revenue from ancillary activities, as described in note 37. The Company has not completed its evaluation of the impact, still in progress, and, therefore, has not quantified the potential impacts in its consolidated financial statements listed on the revenue in question.

•Transition

The Company shall adopt the IFRS 15 on a prospective approach, with initial application of the standard in the initial date (i.e., 1st January 2018). As a result, the Company will not apply the requirements of IFRS 15 to the comparative period presented.

IFRS 16- Leases

The IFRS 16 replaces the existing lease standards, including the IAS 17 - Leasing Operations, and the IFRIC 4 (SIC 15 and SIC 27) - Complementary Aspects of Leasing Operations. The aforementioned standard distinguishes lease contracts and service contracts, whereas if an asset identified is controlled by a customer.

It introduces a unique model of accounting for leases in the balance sheet for lessees. A lessee recognizes an asset of right to use that represents their right to use the leased asset and a liability of lease that represents its obligation to make payments of the lease. Optional exemptions are available for short-term leases and low value items. The accounts of the lessor remain similar to the current standard, that is, the lessors continue to classify the leases as financial or operational.

The Company has contracts that would fit the scope of this new standard and the analysis of the impacts of the adoption of this decision regarding the transition method for the recognition of the right of use of the assets in return for an obligation is not yet completed, due to the complexity of the new decisions and the number of contracts that would proably fit the scope of this standard. Because of this, the company did not yet estimate the impacts on its consolidated financial statements.

•Transition

As lessee, the Company may apply the standard using a: (i) a retrospective approach; or (ii) a retrospective approach modified with optional practical expedients.

The Company intends to apply the IFRS 16 initially on 1st January 2019, using the second approach. Therefore, the lessee may decide, for each lease contract, if a series of practical expedients in transition will be applied. Eletrobras is assessing the potential impact of such expedients.

3.2. Basis of consolidation and investments in subsidiaries, joint ventures and associates

The following accounting policies are applied in preparing the consolidated financial statements, which include the equity interests of the Company and its subsidiaries.

In the consolidated financial statements, the financial information of subsidiaries and of joint ventures, as well as associates, is recorded using the equity method, initially recording them at cost and then recognizing adjustments in profits or losses and other comprehensive income of the associated company.

When necessary, the financial statements of subsidiaries, joint ventures, and associates are adjusted to match the accounting policies adopted by the Company.

The subsidiaries, joint ventures, and associates are primarily located in Brazil.

(a)Subsidiaries

Subsidiaries are entities that are controlled by the Eletrobras System. The Eletrobras System controls an entity when it is exposed to or entitled to variable returns resulting from its involvement with the entity, and when it has the ability to affect those returns because of the influence it exercises over the entity.

The consolidated financial statements include the financial statements of the Company and of its subsidiaries.

The profits and losses of the subsidiaries acquired or disposed of during the fiscal year are included in the consolidated statements of profit and loss and comprehensive income beginning on the date of the effective acquisition and through the date of effective disposal, as applicable.

All transactions, balances, revenues, and expenses between the businesses of the Company are fully eliminated in the consolidated financial statements.

The Company adopts the following principal consolidation practices:

1-	Elimination of the investments of the investor in the investees, offsetting the equity interest in the respective net equity accounts;
2-	Elimination of intercompany receivables and payables;
3-	Elimination of intercompany revenues and expenses;
4-	Identification of the interests of minority shareholders in the net equity and in the statement of profit and loss of the consolidated investees.

The Company uses comprehensive consolidation criteria, as described in the table below.

The equity interest is calculated based upon the percentage of the total capital contributed on each subsidiary.

	12/31/2017		12/31/2016
	Equity		Equity
Subsidiaries	Direct	Indirect	Direct	Indirect

Amazonas Distribuidora	100.00%	—		—
Amazonas GT	—	100.00%		100.00%
Boa Vista Energia	100.00%	—	100.00%	—
Ceal	100.00%	—	—	—
CELG- D (1)	—	—	100.00%	—
Cepisa	100.00%	—	100.00%	—
Ceron	100.00%	—	51.00%	—
CGTEE	99.99%	—	100.00%	—
Chesf	99.58%	—	100.00%	—
Eletroacre	96.71%	—	99.99%	—
Eletronorte	99.48%	—	99.58%	—
Eletronuclear	99.91%	—	96.71%	—
Eletropar	83.71%	—	99.48%	—
Eletrosul	99.88%	—	99.91%	—
Furnas	99.56%	—	83.71%	—
Chuí IX (3)	99.99%	—		99.99%
Santa Vitoria do Palmar (3)	78.00%	—	99.56%	—
Hermenegildo I (3)	99.99%	—	—	99.99%
Hermenegildo II (3)	99.99%	—	—	99.99%
Hermenegildo III (3)	99.99%	—	—	99.99%
Chuí Holding (3)	—	100.00%	—	—
Livramento	—	78.00%	—	—
Geribatu I (4)	—	100.00%	—	—
Geribatu II (4)	—	100.00%	—	—
Geribatu III (4)	—	100.00%	—	—
Geribatu IV (4)	—	100.00%	—	—
Geribatu V (4)	—	100.00%	—	—
Geribatu VI (4)	—	100.00%	—	—
Geribatu VII (4)	—	100.00%	—	—
Geribatu VIII (4)	—	100.00%	—	—
Geribatu IX (4)	—	100.00%	—	—
Geribatu X (4)	—	100.00%	—	—
Paraíso	—	100.00%	—	100.00%
Energia dos Ventos V	—	99.99%	—	99.99%
Energia dos Ventos VI	—	99.99%	—	99.99%
Energia dos Ventos VII	—	99.99%	—	99.99%
Energia dos Ventos VIII	—	99.99%	—	99.99%
Energia dos Ventos IX	—	99.99%	—	99.99%
Extremoz Transmissora do Nordeste S/A	—	100.00%	—	100.00%
Transenergia Goiás S.A	—	99.99%	—	99.99%
Brasil Ventos Energia S.A. (2)	—	100.00%	—	—
Complexo Eólico Pindaí I
Acauã Energia S.A.	—	99.93%	—	99.93%
Angical 2 Energia S.A.	—	99.96%	—	99.96%
Arapapá Energia S.A.	—	99.90%	—	99.90%
Caititu 2 Energia S.A.	—	99.96%	—	99.96%
Caititu 3 Energia S.A.	—	99.96%	—	99.96%
Carcará Energia S.A.	—	99.96%	—	99.96%
Corrupião 3 Energia S.A.	—	99.96%	—	99.96%
Teiú 2 Energia S.A.	—	99.95%	—	99.95%
Complexo Eólico Pindaí II
Coqueirinho 2 Energia S.A.	—	99.98%	—	99.98%
Papagaio Energia S.A.	—	99.96%	—	99.96%
Complexo Eólico Pindaí III
Tamanduá Mirim 2 Energia S/A	—	83.01%	—	83.01%

(1)	Subsidiary sold in February 2017
(2)

Brasil Ventos Energia SA is a wholly-owned subsidiary of Furnas and was incorporated as a holding company, having as its main objective, in accordance with the Bylaws, the following activities: (i) shareholding in companies that generate energy from renewable sources, such as wind, solar and biomass, investment in the companies holding the exploration rights of the wind plants that make up the Acaraú Wind Complex and the Famosa III Wind Complex, commercialization of the electric energy generated in its ventures and investees.

(3)	Transfer of Eletrosul SPEs to Eletrobras, see explanatory note 15.6.
(4)	Companies consolidated by Santa Vitória do Palmar.

(a.1) Changes in the Group’s interests in existing subsidiaries

In the financial statements, changes in the Company’s stakes in subsidiaries not resulting in loss of control by the Group over the subsidiaries are recorded as capital transactions. The balances of the interests of the Company and of minority shareholders are adjusted to reflect changes in their respective minority interests. The difference between the amount upon which basis the minority interests are adjusted and the fair value of the considerations paid or received is recorded directly in net equity and attributed to the owners of the Company.

When the Company loses control of a subsidiary, the gain or loss is recognized in the statement of income and is calculated as the difference between: (i) the sum of the fair value of the considerations received and of the fair value of the residual stake; and (ii) the previous balance of the assets (including goodwill) and liabilities of the subsidiary and minority interests, if any. All amounts previously recorded in “Other comprehensive income” relating to the subsidiary are accounted for as if the Company had directly disposed of the corresponding assets and liabilities of the subsidiary (i.e., reclassified to profit and loss or transferred to another net equity account, as required or permitted under the applicable IFRS). The fair value of any investment held in the former subsidiary at the date of loss of control is regarded as the fair value on initial recognition for subsequent accounting under IAS 39 Financial Instruments: Recognition and Measurement or, when applicable, the cost on initial recognition of an investment in an associate or joint venture.

(b) Investments in Associates

Associates are entities in which the Company has significant influence and which do not qualify as a subsidiary or as a joint venture.

Any amount exceeding the cost of acquisition for the Company’s stake in the net fair value of the assets, liabilities, and identifiable contingent liabilities of the associated company on the date of acquisition is recorded as goodwill. Goodwill is added to the book value of the investment. Any amount of the Company’s stake in the net fair value of the assets, liabilities, and identifiable contingent liabilities exceeding the cost of acquisition, after revaluation, is immediately recorded in profits and losses.

When the portion of an associated company’s losses corresponding to the Company exceeds the equity interest in that associated company (including any long-term stake which, in essence, is included in the net investment in the associated company), the Company ceases to recognize its stake in additional losses. Additional losses are recognized only if the Company has incurred in legal or constructive obligations or has made payment on behalf of the associated company.

(c) Interests in joint ventures

A joint venture is a contractual agreement whereby the Company and other parties perform an economic activity subject to joint control, a situation in which the decisions on strategic financial policies and operations relating to the activities of the joint venture require approval of all parties sharing control.

The interests in these investments are accounted for under the equity method.

3.3. Cash and cash equivalents

Cash and cash equivalents include cash on hand, bank deposits, other short-term and highly liquid investments with original maturity up to three months, and with insignificant risk of change in value.

3.4. Customers and allowance for doubtful accounts

Customer receivables (consumers and retailers) are comprised of amounts resulting from the billed and un-billed supply and delivery of electricity, based on an estimate, including those resulting from energy traded within the Electricity Trading Chamber (CCEE) accounted for using the accrual method, and are recorded initially at fair value, and subsequently measured at amortized cost less the provision for doubtful accounts.

The balance includes the supply of energy not yet billed, resulting primarily from distribution activities, which is measured using estimates based on the historic consumption of MWh.

Accounts receivables are normally settled within a period of up to 45 days, and so the book values substantially represent the fair values on the reporting dates.

If the period for receipt is equal to or less than one year, accounts receivables are classified under current assets. Otherwise, they are included in noncurrent assets (Note 7).

3.5. Guarantees and Associated Deposits

The amounts recorded are intended for legal and/or contractual purposes. They are valued at acquisition cost plus interest and monetary adjustment pursuant to the pertinent legal provisions, with adjustment for the provision for losses in realization, where applicable. Redemption of these amounts requires finalization of the judicial proceedings with which these deposits are associated.

3.6. Warehouse Inventories and Fuel (CCC)

Inventories are recorded at average cost of acquisition, net of provisions for losses, where applicable, and they do not exceed the replacement cost or net realizable value. Net realizable value corresponds to the estimated price of sale of the inventories, deducting all estimated costs for settlement.

Warehouse inventories and fuel (CCC) are classified under current assets and are recorded at average cost of acquisition, which does not exceed the replacement cost or net realizable value.

3.7. Nuclear Fuel Inventory

Comprised of the inventoried uranium concentrate, the corresponding services, and the nuclear fuel components used at the Angra I and Angra II thermonuclear plants, recorded at cost of acquisition.

In the initial stage of formation, uranium mineral and the services necessary for production are acquired, classified as long-term noncurrent assets, shown under the Nuclear Fuel Inventory heading. Once the production process is complete, the portion relating to the expected consumption for the next 12 months is classified in current assets.

Consumption of the components of nuclear fuel is allocated proportionally to fiscal year profits and losses, considering the monthly energy effectively generated with respect to total energy expected for each fuel component. Inventories are conducted periodically with valuation of the nuclear fuel components that went through the electricity generation process and are stored in the used fuel tank.

3.8. Fixed Assets

Fixed assets are measured at historic cost less accumulated depreciation. The historic cost includes expenses directly attributed to the acquisition of the assets, and also includes, in the case of qualifying assets, borrowing costs capitalized pursuant to the accounting policies of the Company. These assets are classified in the appropriate fixed assets categories when they are completed and ready for their intended use. Depreciation of these assets begins when they are ready for their intended use on the same basis as other fixed assets.

Depreciation is recognized based on the estimated useful life of each asset using the straight-line method, so that once the useful life has ended, the value of the cost less its residual value is null (except for lands and construction in progress). The Company believes that the estimated useful life of each asset is similar to the depreciation rates determined by the ANEEL, which are accepted in the market as adequately expressing useful life of assets. In addition, with regard to the Company’s understanding of the current regulatory framework for concessions, including Law 12.783/2013, indemnification at the end of the concession was considered, based on the lesser of either the VNR or the residual book value, this being the factor that is considered when measuring fixed assets (see details in Note 16).

Assets held under commercial lease are depreciated based on their expected useful life in the same way as owned assets, or over a shorter period, where applicable, as per the terms of the lease agreement in question.

A fixed assets item is written off after it is disposed of or when there are no future economic benefits resulting from the continued use of the asset. Any gains or losses in the sale or disposal of a fixed assets item are calculated as the difference between the amounts received in the sale and the net book value of the asset, recording the result in fiscal year profits and losses.

3.8.1. Borrowing Costs

Each month, interest and, where applicable, the exchange variation incurred on loans and financing are added to the cost of acquisition of the fixed assets in formation, considering the following criteria for capitalization:

a)	The capitalization period occurs when the qualified asset is in the construction phase, and capitalization of interest ceases when the item is available for use;

b)

Interest is capitalized considering the weighted average rate of current loans and financing on the date of capitalization, or, for assets in which specific loans were obtained, the rates of those specific loans;

c)	The interest capitalized each month cannot exceed the value of the interest expenses calculated during the capitalization period;

d)	The capitalized interest is depreciated considering the same criteria and estimated useful life determined for the corresponding item.

Gains on investments resulting from temporary allocation of funds obtained with specific loans and financing not yet expensed with the qualifying asset are deducted from the costs of loans and financing eligible for capitalization, when the effect is material.

All other costs from loans and financing are recorded in profits and losses for the fiscal year in which they are incurred.

3.9. Concession agreements and authorization

The Company has concession agreements and commitments in the generation, transmission, and distribution segments, signed with the Concession Authority (the Brazilian Federal Government) for periods of between 20 and 35 years; all such contracts, by segment, are quite similar in terms of the rights and obligations of the concessionaire and the concession authority. The terms of the main concessions are described in Note 2.

3.9.1 Billing System

a)The billing system for electricity distribution is controlled by the ANEEL, and the respective rates are adjusted annually and revised every four years with the aim of maintaining the economic/financial equilibrium of the concessionaire, considering the appropriate investments made and the cost and expense structure of the Company in question. Users are charged directly for the services, using as a basis the volume of energy consumed and the authorized rate (see Note 17).

b)The electricity transmission billing system is regulated by ANEEL and rates are revised periodically, establishing an Annual Permitted Revenue (RAP), which is updated annually using an inflation index, and is subject to periodic revisions to cover new investments and any other aspects relating to the economic/financial equilibrium of the concession agreements.

c)Until 2004, the electricity generation billing system was based, in general, on regulated rates, and since then, as part of the changes in the regulation of this sector, the base rate was changed, partially, to a pricing system, where electricity generation companies can freely participate in electricity auctions for the regulated market, using in such cases a base price, while the final price is determined based on the competition between the auction participants. In addition, electricity generation companies can enter into bilateral sale agreements with consumers that fall under the category of free consumers (this definition is based on the energy demand in MW).

3.9.2 - Transmission and Distribution Concessions

The concession agreements govern the operation of public utility electricity distribution and transmission services by the Company, where:

•Electric Power Transmission

a) The rate is regulated and is called Annual Permitted Revenue (RAP). The electricity transmission company cannot negotiate with users. For some contracts, the RAP is fixed and subject to monetary adjustment based on a price index once annually. For all other contracts, the RAP is subject to monetary adjustment using a price index once annually and revised every five years. In general, the RAP of any electricity transmission company is subject to annual revision for increases in the assets and the operating expenses resulting from modifications, reinforcements, and expansions of installations.

b) The assets are reversible at the end of the concession, with the right to receipt indemnity (cash) from the concession authority on investments not yet amortized, determined using the new replacement value (VNR). There are still assets from renewed concessions that are pending approval by the ANEEL, which are thus pending indemnification (see Note 2.1).

Application of IFRIC 12 - Service Concession Agreements, applicable to the public/private concession agreements (applied by analogy to our public/public concession agreements) in which the public entity:

a)	Controls or regulates the type of services that can be supplied using the underlying infrastructure;

b)	Controls or regulates the price at which the services are provided;

c)	Controls/holds a significant interest in the infrastructure at the end of the concession.

a)	A public/private concession typically has the following characteristics:

a)	Infrastructure that underlies the concession and it used to provide services;

b)	An agreement/contract between the concession authority and the operator;

c)	The operator provides a set of services during the concession;

d)	The operator receives remuneration during the length of the entire concession agreement, directly from the concession authority, from the users of the infrastructure, or from both;

e)	The infrastructure is transferred to the concession authority at the end of the concession, typically without charge but sometimes at a cost.

Pursuant to IFRIC 12, the concession infrastructure that falls within the scope of this standard is not recognized by the concessionaire as fixed assets, because it is considered that the operator does not control these assets, and so they are recognized according to one of the following accounting models, depending on the type of remuneration which the concession authority agrees to deliver to the operator under the terms of the agreement:

•Financial asset model

This model is applicable when the concessionaire has the unconditional right to receive certain monetary amounts regardless of the level of use of the infrastructure under concession, and this results in the recording of a financial asset, which was classified as loans and receivables (generation and transmission) or available for sale (distribution).

•Intangible asset model

This model is applicable when the concessionaire, as part of the concession, is remunerated based on the level of use of the infrastructure (demand risk) with respect to the concession, and this results in the recording of an intangible asset.

•Mixed model

This model applies when the concession simultaneously includes remuneration commitments guaranteed by the concession authority and remuneration commitments that depend on the level of use of the concession infrastructure.

Based on the characteristics established in the electricity distribution concession agreements of the Company and on the regulatory requirements, the following assets are recognized for the electricity distribution business:

a)

The estimated portion of investments made that have not been amortized or depreciated at the end of the concession is classified as a financial asset because it constitutes an unconditional right to receive cash or another financial asset directly from the concession authority; and

b)

The remaining portion of the financial asset (residual value) will be classified as an intangible asset by virtue of the fact that its recovery is subject to the use of the public utility, which in this case is the consumption of energy by consumers.

The infrastructure received or constructed in distribution activities is recovered through two cash flows, namely:

a)	Part is recovered through consumption of energy by consumers (issuance of monthly bills reflecting metered energy and power consumed/sold) during the concession agreement; and

b)

Part is recovered as indemnification of the reversible assets at the end of the concession term, which is received directly from the concession authority or from another party designated by the concession authority.

This indemnity will be made based on the portions of the investments associated with reversible assets that are not yet amortized or depreciated, which have been made in order to guarantee the continuity of the service provided.

The electricity distribution concessions of its subsidiaries are not onerous. As such, there are no fixed financial obligations and payments to be made to the concession authority.

For electricity transmission activities, the Permitted Annual Revenue (RAP) is received from the companies that use the infrastructure by way of a transmission system usage tariff (TUST). This tariff is calculated by apportionment between the transmission users of certain specific values: (i) the RAP of all transmission companies; (ii) the services provided by the national Operator System (ONS); and (iii) the regulatory fees.

The concession authority has delegated monthly payment of the RAP to the generation companies, distributors, free consumers, exporters, and importers, and because this payment is guaranteed under the transmission regulatory framework, it constitutes an unconditional contractual right to receive cash or other financial assets.

Considering that the Company is not exposed to demand risks and that the revenue is calculated based on the availability of the transmission line, all infrastructure was recorded under financial assets.

The financial assets also include the indemnity to be made based on the portions of the investments associated with reversible assets that are not yet amortized or depreciated, which have been made in order to guarantee the continuity of the service provided.

3.9.3 Generation concessions and authorizations

a)

Hydraulic and thermal generation - The concessions not directly affected by Law 12.783/2013 do not fall under the scope of IFRIC 12, given the pricing characteristics and lack of a regulated rate. Beginning on January 1, 2013, the concessions directly affected by Law 12.783/2013, which previously fell outside the scope of IFRIC12, now are subject to these accounting standards, considering the shift in pricing system to one of regulated rates for these concessions.

b)

Nuclear generation - Here there is a defined rate system, though nuclear generation contracts differ from other generation contracts, as they constitute an authorization rather than a concession. There is no definitive end for this authorization, and there are no significant asset controls performed by the concession authority at the end of the authorization period.

3.9.4. Itaipu Binacional

a) Itaipu Binacional is governed by a 1973 Binational Treaty in which rate conditions were established, serving as the basis for determination of rates to cover the expenses and debt servicing of the Company;

b) The base tariff and the marketing terms will remain in effect through 2023, corresponding to a significant portion of the plant’s useful life; after 2023, the base rate and marketing terms must be revised;

c) The base tariff for Itaipu was established on a weighted basis to allow payment of debt servicing, with final maturity in 2023, and to support operation and maintenance expenses;

d) The marketing of energy from Itaipu was subrogated to the Company on the basis of contracts signed previously with the distribution companies, such contracts which previously defined the payment conditions. Thus, the Company acts substantially as a commercial agent of the energy trated by Itaipu.

e) By way of Law 10.438 of April 26, 2002, the commitments to purchase and transfer Itaipu Binacional electricity services to the distribution concessionaires were subrogated to the Company; previously these commitments were assumed by Furnas and Eletrosul, both Company subsidiaries, by way of contracts with the electricity distribution concessionaires. Debts resulting from the marketing of Itaipu Binacional energy were renegotiated with the Company, resulting in financing agreements. These agreements were initially recorded at fair value, and subsequently measured at amortized cost, using the effective interest method.

f) The terms of the treaty guarantee reimbursement to the Company, even in cases of lack of energy generation capacity or operational problems with the plant.

3.9.5 Financial Assets - Public Utility Concessions.

The Company records a receivable from the concession authority (or whoever is designated by that authority) when it has an unconditional right to receive cash at the end of the concession by way of indemnity for the investments that are made by the electricity distribution, transmission, and generation companies and that are not recovered through provision of services relating to the concession. These financial assets are recorded at present value of the respective rights and are calculated based on the estimated portion of the investments made and not yet amortized or depreciated at the end of the concession. Remuneration for distribution assets is based on the regulatory weighted average cost of capital (WACC), such factor which is included in the base rate, while remuneration for transmission and generation assets is based on the internal rate of return of the respective project. In the case of generation, only those assets associated with concessions directly affected by Law 12.783/2013 and formed after publication of said Law are considered as financial assets subject to remuneration in the same mold as that of the transmission companies, provided that acquisition of such assets is approved by the MME and the ANEEL.

These receivables are classified between current and noncurrent assets, considering when such amounts are expected to be received, using the termination dates of the concessions as a basis.

3.10. Intangible Assets

The Company recognizes as an intangible asset the right to charge users for the services provided for distribution of electricity (for generation of the Amazonas Energia infrastructure, which has an exclusive connection with the distribution activity of this Company, and is also classified as intangible). The intangible asset is determined as being the residual value of construction income earned for the construction or acquisition of infrastructure held by the Company and the value of the financial asset in relation to the unconditional right to receive cash at the end of the grant as compensation.

The asset is presented net of accrued amortization and of losses due to the reduction in recoverable value (impairment), when applicable.

The amortization of intangible assets reflects the pattern in which the future economic benefits are expected to be consumed by the Company, or the end of the concession period, or whichever occurs first. The consumption pattern of assets is related to their economic useful life, considering that the assets constructed by the Company are part of the basis of calculation for measuring the tariff for concession services.

The amortization of the intangible asset begins when it is available for use, at its location and in the necessary condition for it to be able to operate in the manner intended by the Company. Depreciation ceases when the asset has been fully consumed or written down, or is not longer integrated in the calculation base of the tariff for concession services, whichever occurs first.

The Company performs an analysis to evaluate if there were triggering events that would result in impairment of its assets.  To the extent such events are identified, the Company performs a recoverability test for the assets identified, using the present value method of the future cash flows generated by the asset, considering that there is no active market for the assets connected with the concession, assessing whether there is indication that a loss event has occurred after the initial recognition of the asset. (See Note 19).

Intangible assets comprise basically the usage rights of the concession, but also include goodwill on acquisition of investments and specific expenses associated with the acquisition of rights, plus the respective costs of deployment, when applicable.

Intangible assets with defined useful lives, purchased separately, are recorded at cost, deducting amortization and losses due to the reduction in the accrued recoverable value. Amortization is recognized linearly based on the estimated useful life of the assets. The estimated useful life and the depreciation method are reviewed at the end of each financial year and the effect of any changes in the estimate is accounted for prospectively.

Intangible assets with indefinite useful lives, purchased separately, are recorded at cost, deducting amortization and losses due to the reduction in the accrued recoverable value.

3.10.1. Concessions for Valuable Consideration (Use of Public Asset - UBP)

The Company and certain subsidiaries have contracts for concessions for valuable consideration with the Government for the use of hydraulic potential and public assets for the generation of electric power in certain plants.

The values identified in the contracts are the future prices and, therefore, the Company and those subsidiaries have adjusted these contracts to the present value based on the discount rate determined on the date of the obligation.

The update of the obligation in relation to the discount rate and monetary variation, defined in the concession agreement is capitalized in the asset, during the construction of the power plants and from the date of entry into commercial operation, it is recognized directly in the income.

These assets are recorded in intangible assets offsetting the noncurrent liabilities.

3.10.2. Expenses with Studies and Projects

Expenses incurred with studies and projects, including feasibility studies and hydroelectric plant inventories and power transmission lines, are recognized as operating expenditures, when incurred, and until it has effective proof of the economic viability of their use or the granting of the concession or authorization. From the concession and/or authorization for use of the public service of electricity or the evidence of economic viability of the project, the expenses incurred are capitalized as cost of development of the project. Currently, the Company does not have capitalized values regarding spending on studies and projects.

3.11. Recognition of the receivables and the Parcel A obligations and other financial items

On November 25, 2014, the ANEEL decided to amend the concession contracts and permits, of the electricity distribution companies in Brazil, in order to eliminate any uncertainty, until then existing, with regard to the recognition and realization of time differences, whose values are passed annually on to the tariff for electrical energy distribution — Parcel A (CVA) and other financial components. Pursuant to the addendum issued by the ANEEL, the regulatory body guarantees that the CVA values and other financial components will be incorporated in the calculation of compensation, at the end of the concession.

The addendum to the Concession Contracts, represented a new element that ensures, from the date of its signature, the right or imposes an obligation on the concessionaire receiving or paying for the assets and liabilities in relation to the counterparty — the Granting Authority. This event changed, from that date, the environment and the previously existing contractual terms and extinguished the uncertainties regarding the ability of realization of the asset or enforcement of the liability. These are conditions, therefore, that differ in essence from those which occurred previously.

The effects of the addendum to the concession agreement and permission are not the nature of the accounting policy change, but, indeed, of a new situation and, consequently, their application was prospective. Therefore, the record of the amounts receivable (obligations) was effected in asset (or financial liability) accounts, where appropriate, in contrast to the profit or loss for the financial year (income from sale of goods and services).

3.12. Reduction in recoverable value of non-financial assets, excluding goodwill

At the end of each financial year, the Company assesses whether there is any indication that their non-financial assets have suffered any loss due to a reduction in recoverable value. If any such indication exists, the recoverable amount of the asset is estimated in order to measure the amount of that loss. When it is not possible to estimate the recoverable amount of an asset individually, the Company calculates the recoverable amount of the cash-generating unit to which the asset belongs.

When a reasonable and consistent allocation basis can be identified, the corporate assets are also allocated to the individual cash-generating units or to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

In assessing the usage value, estimated future cash flows are discounted to present value at a discount rate that reflects current market assessment: the time value of the currency and the risks specific to the asset for which the future cash flow estimation was performed.

If the recoverable value of an asset (or cash-generating unit) calculated is less than its book amount, the book value of the asset (or cash-generating unit) is reduced to its recoverable value. The loss due to a reduction in recoverable value is recognized immediately in income.

When the loss due to a reduction in the recoverable value is subsequently reversed, an increase in the book value of the asset (or cash-generating unit) occurs, in relation to the revised estimate of its recoverable value. This increase may not exceed the book value that would have been determined if no loss due to the reduction in recoverable value had been recognized for the asset (or cash-generating unit) in previous years. The reversal of the loss due to a reduction in recoverable value is recognized immediately in income.

3.13. Goodwill

The goodwill arising from a business combination is stated at cost on the date of the business combination, net of accumulated loss in recoverable value, if applicable.

For testing purposes of reduction in recoverable value, the goodwill is allocated to each of the Company’s cash-generating units (or groups of cash-generating units) that will benefit from the synergies of the combination.

Considering that the investments of the Company are made in business under concession contracts, upon acquisition of such entities the Company is entitled to a right over the concession with a defined useful life, which is recognized as an intangible asset  and amortizedduring the period of the concession.

3.14. Noncurrent assets held for sale

Noncurrent assets and groups of assets are classified as held for sale when their book value is recovered primarily by way of a sale transaction and not through continued use. This condition is met only when the asset (or group of assets) is available for immediate sale in its current state, subject only to the usual terms for sale of that asset (or group of assets), and when sale is considered to be highly likely. The management must be committed to the sale, expecting that, in recognition, it can be considered as a concluded sale within one year from the date of classification.

When the Company is committed to a plan for sale involving loss of control of a subsidiary, provided the criteria described in the preceding paragraph are met, all assets and liabilities of the subsidiary are classified as held for sale in the consolidated financial statements, even if after the sale the Company still holds equity in the Company.

The noncurrent assets (or groups of assets) classified as held for sale are measured at the lesser of either the previously recorded book value or the fair value less cost of sale. The related assets and liabilities are shown in a segregated manner in the balance sheet.

3.15. Business combinations

In the consolidated financial statements, business acquisitions are accounted for by the acquisition method. The consideration transferred in the business combination is measured at fair value. This fair value is calculated by the sum of the fair values of the assets transferred and of the liabilities entered into by the Company, at the date of purchase. Acquisition-related costs are generally recognized in the income when incurred.

At the date of acquisition, the assets acquired and liabilities assumed that are identifiable are recognized by the fair value at the date of acquisition, except for:

• assets or deferred tax liabilities and assets and liabilities related to benefit agreements with employees, which are recognized and measured in accordance with IAS 12 - Income Taxes and IAS 19 - Employee Benefits), respectively;

• liabilities or equity instruments, related to payment arrangements based on shares of the purchased company or payment arrangements based on Group shares, concluded in substitution of payment arrangements based on shares of the purchased company that are measured in accordance with IFRS 2 - Payments Based on Shares at the date of purchase; and

• assets (or groups for disposal) classified as held for sale in accordance with IFRS 5 Non-Current Assets Held for Sale and Discontinued Operations, which are measured according to this standard.

The goodwill is measured as the excess of the sum of: (1) of the consideration transferred; (2) for the value of the non-controlling shares of the purchased company and; (3) for the fair value of the shares of the purchaser previously held in the purchased company (if any) over the net values, at the date of purchase, of the assets acquired and liabilities assumed that are identifiable. If, after the valuation, the net values of the identifiable assets acquired and liabilities assumed at the date of acquisition are greater than the sum: (1) of the consideration transferred; (2) the value of the non-controlling shares in the purchased company and; (3) the fair value of the shares of the purchaser previously held in the purchased company (if any), the excess is recognized immediately in income as a gain.

The non-controlling shares, corresponding to the current holdings and which give their holders the right to a proportional share of the net assets of the entity, in the case of liquidation, may be initially measured at fair value. They may also be measured on the basis of the proportional part of the non-controlling shares in the recognized values of the identifiable net assets of the purchased company. The selection of the method of measurement is made on a transaction by transaction basis. Other types of non-controlling shares are measured at their fair value or, where applicable, as described in another IFRS.

When the consideration transferred by the Company includes the contingent consideration, the contingent consideration is measured at fair value at the date of acquisition. The variations in the fair value of contingent consideration, classified as measurement period adjustments, are adjusted retroactively, with the corresponding adjustments in the goodwill. Measurement period adjustments correspond to adjustments resulting from additional information obtained during the “measurement period” and the related facts and circumstances existing at the date of acquisition. The measurement period shall not exceed one year from the date of purchase.

Subsequent accounting for variations in the fair value of the contingent consideration, not classified as measurement period adjustments, depends on the form of classification of the contingent consideration. The contingent consideration classified as equity is not revalued on the dates of subsequent financial statements and its corresponding liquidation is accounted for in equity. The contingent consideration classified as an asset or liability is revalued on the dates of subsequent financial statements in accordance with IAS 39  or IAS 37 - Provisions, Contingent Liabilities and Contingent Assets, as applicable, and the corresponding gain or loss is recognized in the income.

When a business merger is performed in stages, the shares previously held by the Company in the purchased company are revalued at fair value at the date of acquisition (i.e. the date on which the Company acquires the control) and the corresponding gain or loss, if any, is recognized in the income. The values of the shares in the purchased company prior to the date of acquisition, which were previously recognized in “other comprehensive income” are reclassified in the income, to the extent that such treatment is appropriate if that participation is divested.

If the initial accounting for a business combination is incomplete at the close of the period in which this combination occurred, the Company records the provisional values of the items whose accounting is incomplete. These provisional values are adjusted during the measurement period (see above), or additional assets and liabilities are recognized to reflect the new information obtained related to facts and circumstances existing at the date of acquisition which, if known, would have affected the values recognized at that date.

Business combination up to December 31, 2008 were accounted for in accordance with CVM Instruction 247/1996. Goodwill after January 1, 2009, date of the initial adoption of IFRS, are fully allocated to the concession contract and recognized in intangible assets.

3.16. Taxation

Expenses related to income tax and social contributions represent the sum of the current and deferred taxes. Additionally, the option of calculating taxes on the results of the Company is by the method of actual profits.

3.16.1. Current taxes

The provision for income tax (IRPJ) and social contributions (CSLL) is based on the taxable income for the year. Taxable income differs from income presented in the statement of profit and loss because it excludes taxable income or expenses deductible in other periods, in addition to deleting items that are not taxable or not deductible on a permanent basis. The provision for income tax and social contributions is calculated individually for each company based on the Company’s current rates at the end of the period.

3.16.2. Deferred taxes

The deferred income tax and social contributions are recognized at the end of each reporting period, on temporary differences between the balances of assets and liabilities recognized in the financial statements and the corresponding tax bases used in the computation of taxable income, including the balance of tax losses, when applicable. The deferred tax liabilities are generally recognized for all taxable temporary differences and deferred asset taxes are recognized on all deductible temporary differences, only when it is probable that the Company will present sufficient future taxable income in relation to which these deductible temporary differences can be utilized.

The recovery of the balance of deferred asset taxes is reviewed at the end of each reporting period and, when it is no longer probable that future taxable income will be available to allow the recovery of all or part of asset the balance of the asset is adjusted by the amount which is expected to be recovered.

Deferred asset and liability taxes are measured by the tax rates applicable in the period in which the liability is expected to be settled or the asset is realized, based on tax rates provided for by the legislation in effect at the end of each reporting period, or when new legislation has been approved. The measurement of deferred tax on liabilities and assets reflects the tax consequences that would result in the manner which the Company expects, at the end of each reporting period, to recover or liquidate the book value of these assets and liabilities.

The current and deferred taxes are recognized in the income, except when they correspond to items recorded in other comprehensive income, or directly in equity, in which case the current and deferred taxes are also recognized in other comprehensive income or directly in net equity, respectively. When the current and deferred taxes originate from the initial accounting for a business combination, the tax effect is considered in the accounting of the business combination.

3.17. Financial instruments

Assets and financial liabilities are recognized when an entity of the Company is a party to the contractual provisions of the instrument.

Assets and financial liabilities are initially measured at fair value.

Transaction costs directly attributable to the acquisition or issue of financial assets and liabilities (except for financial assets and liabilities recognized at fair value in the income) are added or deducted from the fair value of the assets or financial liabilities, if applicable, after the initial recognition. Transaction costs directly attributable to the acquisition of financial assets and liabilities at fair value through profit or loss are expensed immediately.

3.17.1. Financial assets

Financial assets are classified into the following specific categories: financial assets at fair value through profit or loss, investments held to maturity, financial assets available for sale and loans and receivables. The classification depends on the nature and purpose of the financial assets and is determined on the date of initial recognition.

1) Financial assets at fair value through profit or loss

A financial asset is classified as held for trading if:

(a)	It is purchased primarily to be sold in the short term; or

(b)	On initial recognition is part of a portfolio of identified financial instruments that the Eletrobras system manages as a group and has a recent actual pattern of short-term income taking; or

(c)	It is a derivative that has been designated as an effective hedge instrument.

A financial asset held for negotiation, in addition, can be designated at fair value through profit or loss on initial recognition if:

(a)	Such a designation eliminates or reduces significantly an inconsistent measurement or recognition that would otherwise would arise; or

(b)	The financial asset is part of a managed group of assets or financial liabilities or both, and

(c)

Their performance is evaluated on a fair value basis, in accordance with a documented risk management strategy or investment of the Company, and when information about the grouping is provided internally on the same basis; or

(d)

It is part of a contract containing one or more embedded derivatives and IAS 39 - Financial instruments: Recognition and Measurement  permits the combined contract (asset or liability) to be fully assigned to fair value through profit or loss.

Financial assets are classified at fair value through profit or loss when they are held for negotiation with the purpose of selling in the short term or designated by fair value through profit or loss.

Financial liabilities at fair value through profit or loss are shown at fair value, and gains or losses are recognized in the income. Net gains and losses recognized in the income incorporate the dividends or interest earned by the financial asset, being included under other financial income and expenses in the statement of profit and loss.

Investments held to maturity

Investments held to maturity are non-derivative financial assets with fixed or determinable payments and fixed maturity that the Company has the positive intention and ability to hold to maturity. After initial recognition, investments held to maturity are measured at amortized cost using the effective interest method, less any loss due to a reduction in recoverable value.

(a) Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. Loans and receivables (including trade accounts receivable and others, cash and cash equivalents, amounts receivable from Portion A and others) are initially recorded at their acquisition value, which is the fair value of the price paid, including expenses transaction. After initial recognition they are measured at amortized cost using the effective interest method, less any impairment loss.

Interest income is recognized through the application of the effective interest rate.

(a) Available-for-sale financial assets

Available-for-sale financial assets correspond to non-derivative financial assets designated as available-for-sale and not classified as:

1) Financial assets at fair value through profit or loss,

2) Investments held to maturity, or

3) Loans and receivables.

Changes in the carrying amount of available-for-sale monetary financial assets related to changes in exchange rates, interest income calculated using the effective interest method and dividends on available-for-sale equity investments are recognized in income. Changes in the fair value of available-for-sale financial assets are recognized in other comprehensive income. When the investment is disposed of or has a reduction in the recoverable value, the accumulated gain or loss previously recognized in the account of other comprehensive income is reclassified to the statement of profit and loss.

3.17.2. Reduction in recoverable value of non-financial assets

Financial assets, other than those designated at fair value through profit or loss, are measured by impairment at the end of each reporting period. Impairment losses are recognized if, and only if, there is objective evidence of a reduction in the recoverable amount of the financial asset as a result of one or more events that occurred after their initial recognition, with an impact on the estimated future cash flows of that asset. active.

In the case of equity investments classified as available for sale, a significant or prolonged decline in the fair value of the security, below its cost, is also evidence that the assets are impaired. If any such evidence exists for available-for-sale financial assets, the cumulative loss will be taken from equity and recognized in the consolidated statement of income. Such cumulative loss is measured as the difference between the acquisition cost and the current fair value less any impairment loss on the financial asset previously recognized in profit or loss. Impairment losses recognized in the statement of income in equity instruments are not reversed through the consolidated statement of income. If, in a subsequent period, the fair value of a debt instrument classified as available for sale increases, and the increase can be objectively related to an event that occurred after the impairment loss was recognized in profit or loss, the impairment loss recoverable amount is reversed by means of a statement of operations.

For certain categories of financial assets, such as accounts receivable, assets are evaluated collectively, even if they do not present evidence that they are recorded in excess of the recoverable value, when evaluated individually. Objective evidence of impairment for a loan portfolio may include: past experience of the Company in collecting payments and an increase in the number of late payments after the average period of receipt, in addition to observable changes in national economic conditions or receivables defaults.

For financial assets recorded at amortized cost, the amount of the impairment recorded corresponds to: the difference between the book value of the asset and the present value of the estimated future cash flows, discounted by the original effective interest rate of the financial asset.

For financial assets recorded at cost, the amount of the impairment loss corresponds to the difference between the book value of the asset and the present value of the estimated future cash flows, discounted by the current rate of return for a similar financial asset. This impairment loss will not be reversed in subsequent periods.

The book value of the financial asset is reduced directly by the impairment loss for all financial assets, except for accounts receivable, where the book value is reduced by the use of a provision. Subsequent recoveries of previously provisioned amounts are credited to the provision. Changes in the carrying amount of the provision are recognized in profit or loss.

For financial assets recorded at amortized cost, if in a subsequent period the value of the impairment loss decreases and the impairment can be objectively related to an event occurring after the impairment has been recognized, the previously recognized impairment loss is reversed by means of the result, provided that the carrying amount of the investment on the date of such reversal does not exceed any amortized cost if the impairment had not been recognized.

3.17.3. Write-off of financial assets

The Company writes-off a financial asset only when the contractual rights to the cash flows from the asset expire or are transferred along with the risks and benefits of ownership. If the Company does not transfer or retain substantially all the risks and rewards of ownership of the financial asset, but continue to control the transferred asset, the Company recognizes the participation retained and its liabilities on the values that it will have to pay. If retains substantially all the risks and rewards of ownership of the financial asset transferred, the Company continues to recognize this asset.

In writing off a financial asset, the difference between the book value of the asset and the sum of the consideration received and receivable and the eventual accrued gain or loss that has been recognized in the Other comprehensive income account and accrued in equity is recognized in income.

3.17.4. Financial liabilities and equity instruments

Debt and equity instruments issued by an entity of the Eletrobras system are classified as financial liabilities or equity, in accordance with the nature of the contractual agreement and the definitions of financial liabilities and equity instruments. An equity instrument is a contract that evidences a residual interest in the assets of a company after deducting all its liabilities. Equity instruments issued by the Eletrobras system are recognized when resources are received or receivable, net of direct costs of issuance.

Financial liabilities are classified as financial liabilities at fair value through income or other financial liabilities.

The other financial liabilities, which include loans and financing, suppliers, and other accounts payable are measured at amortized cost value using the effective interest method.

The effective interest method is used for calculating the amortized cost of a financial liability and to allocate its interest expense for the period. The effective interest rate is the rate that exactly discounts the estimated future cash flows (including fees and bonuses paid or received that constitute an integral part of the effective interest rate, transaction costs and other premiums or discounts) throughout the estimated life of the financial liability or, where appropriate, for a smaller period, for the initial recognition of the net book value.

3.17.5. Write-off of financial liabilities

The Company writes off financial liabilities only when the Company’s obligations are extinguished and cancelled or when they expire. The difference between the book value of financial liabilities written down and the consideration paid and payable is recognized in income.

3.17.6. Financial guarantee contracts

A financial guarantee contract consists of contract that requires the issuer to make specified payments in order to reimburse the holder for loss incurred due to the fact the debtor specified does not make the payment on the due date, according to the initial or amended terms of the debt instrument.

Financial guarantees are initially recognized in the financial statements at fair value on the date of issuance of the guarantee. Subsequently the obligations concerning guarantees are measured by the greatest value between the initial value minus the depreciation recognized, and the best estimate of the value required to liquidate the guarantee.

These estimates are defined on the basis of experience with similar transactions and in the history of past losses and in the judgment of the management of the Company. Fees received are recognized based on the straight-line method over the life of the guarantee. Any increased obligations in relation to guarantees are presented when occurring in the operating expenses (see Note 22).

3.17.7.  Derivative financial instruments

The Company has derivative financial instruments to manage its exposure to interest rate and foreign exchange risks, including contracts and interest rate swaps. Note 44 includes more detailed information about the derivative financial instruments.

Derivatives are initially recognized at fair value on the date of the contract, and are subsequently remeasured at fair value at each reporting period. Any gains or losses are recognized in income immediately, unless the derivative is designated and effective as a hedge instrument; in this case, the moment of recognition in income depends on the nature of the hedging relationship (see Item 3.17.9).

3.17.8. Embedded derivatives

Derivatives embedded in non-derivative, principal contracts are treated as a separate derivative when their risks and characteristics are not closely related to those of the principal contracts and these are not measured at fair value through profit or loss.

3.17.9. Hedge accounting

The Company has a policy for hedging and derivative financial instruments accounting designated as hedging operations, which are initially recognized at fair value on the date on which the derivative contract is taken out, being also subsequently revalued at fair value. Derivatives are presented as financial assets when the fair value of the instrument is positive, and as liabilities when the fair value is negative.

At the beginning of the hedging relationship, the Company documents the relationship between hedging instrument and the hedged item, with its objectives in risk management and its strategy to assume various hedging transactions. Additionally, at the beginning of the hedge and in an ongoing manner, the Company documents if the hedge instrument used in a hedging relationship is highly effective in offsetting changes in fair value or cash flow of the hedged item attributable to the risk of the hedge.

For the purpose of hedge accounting, the Company uses the following classifications:

(a)Hedges at the fair value

Changes at the fair value of the derivatives are designated and classified as fair value hedges are recorded in income with any changes in the fair value of the hedged items attributable to the risk covered. Changes in the fair value of the hedging instruments and the hedged item, attributable to the risk of hedging are recognized in income.

The hedge accounting is discontinued prospectively when the Company cancels the hedging relationship, the hedging instrument expires or is sold, terminated or exercised, or when it is not longer classified as hedge accounting. The adjustment to fair value of the hedge item, originating from the risk of hedging, is recorded in profit or loss from that date.

(b)Cash flow hedges

The effective portion of changes in the fair value of derivatives, which is designated and qualified as hedging of cash flow, is recognized in the other comprehensive income account. The gains or losses related to the part not effective are recognized immediately in income.

The values previously recognized in other comprehensive income account and accrued in equity are reclassified to the income in the financial year in which the item which is the subject of the hedge is recognized in income.

The hedge accounting is discontinued when the Company cancels the hedging relationship, the hedging instrument expires or is sold, terminated or exercised, or it is not longer classified as hedge accounting. Any gains or losses recognized in other comprehensive income and accrued in equity, as of that date, remain in equity and are recognized when the forecasted transaction is ultimately recognized in income. When nothing more is expected than the projected transaction to occur, the gains or losses accrued and deferred in equity are recognized immediately in income.

The Company uses derivative financial instruments for its management of financial risks, as described in Note 44. Beginning on October 1, 2013, the Company adopted accounting procedures for hedging in conformance with the provisions of IAS 39 for the purpose of reducing the volatility in the financial statements generated by the marketing of derivative financial instruments and greater transparency of the Risk Management activities of the Company.

From the initial date, the Company has designated its hedges of interest rates as a Cash Flow Hedge, and for this reason, the effective variation of the fair value of the hedging instruments will be represented in the Other comprehensive income account. As the debt protected is recognized in the financial results, the variation of the fair value represented in Other comprehensive income of the hedge is recognized in the financial results based on the effective interest rate. Each quarter effectiveness tests are performed to assess whether the derivative instruments effectively protect and should continue to protect related debt. If during the effectiveness test there is an ineffective portion, this value is recognized immediately in the financial results.

Each hedge relationship is documented so that the debt protected is identified, the derivative, the objective, the strategy of risk management, the contractual terms are designated for Hedge Accounting and the method of measurement of prospective and retrospective effectiveness is indicated.

3.18. Post-employment benefits

3.18.1. Retirement obligations

The Company and its subsidiaries sponsor various pension plans, which are generally funded by payments to these pension funds, determined by periodic actuarial calculations. The Company has defined benefit plans and also defined and variable contribution plans. In defined contribution plans, the Company makes fixed contributions into a separate entity. Additionally, it does not have any legal obligations to make contributions, if the fund does not have sufficient assets to pay all employees the benefits relating to the services provided in the current and previous periods tied to this kind of plan. A defined benefit plan is different from a defined contribution plan, since, in these defined benefit plans, a retirement benefit amount that an employee will receive on retirement is established, usually dependent on one or more factors such as age, length of service and remuneration. In this type of plan, the Company has an obligation to honor the commitment, if the fund does not have sufficient assets to pay all employees the benefits relating to the services provided in the current and previous periods connected with this kind of plan.

The liability recognized in the Balance Sheet with respect to defined benefit plans is the present value of the defined benefit obligation on the date of the balance sheet, less the fair value of the assets of the plan. The defined benefit obligation is calculated annually by independent actuaries and reviewed by management using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows. Interest rates used in this discount are consistent with market securities, which are denominated in the currency in which the benefits will be paid and that have upcoming maturities of those of the respective obligation of the pension plan.

Actuarial gains and losses arising from adjustments based on experience, in changes in actuarial assumptions and the income of the assets of the plan, are debited or credited in other comprehensive income.

Service costs passed on are recognized immediately in income in the period of occurrence of a change of the plan.

With regard to defined contribution plans, the Company makes the payment of contributions in a mandatory, contractual or voluntary manner. The Company has no additional payment obligations once the contribution is made. The contributions are recognized as employee benefit expense when due. Contributions made in advance are recognized as an asset in the proportion in which a cash refund or a reduction in the future payments may be available.

3.18.2. Other post-employment obligations

Some companies of the Company offer post-retirement health care benefits to their employees, in addition to life insurance for active and inactive employees. The entitlement to these benefits is usually conditional upon the employee staying in the job until retirement age and the completion of a minimum time of service, or the disability of the employee in relation to being an active employee.

The expected costs of these benefits are accrued over the period of employment, employing the same accounting methodology that is used for the defined benefit pension plans. Actuarial gains and losses arising from adjustments based on experience, in changes in actuarial assumptions, are debited or credited in other comprehensive income, in the period expected for remaining service of the employees. These obligations are evaluated annually by qualified, independent actuaries and reviewed by management.

3.18.3 Termination Benefits

Termination benefits are payable when employment is terminated by the Eletrobras system before the normal retirement date, or whenever an employee accepts voluntary termination in exchange for these benefits. The Eletrobras System recognizes termination benefits on the first of the following dates: (i) when the Eletrobras System no longer can withdraw the offer of these benefits; and (ii) when the entity recognizes the restructuring costs that are within the scope of the IAS 37 and involve the payment of termination benefits. In the case of an offer made to encourage voluntary termination, termination benefits are measured based on the number of employees who, hopefully, will accept the offer. The benefits that expire after 12 months from the balance sheet date are discounted to present value.

3.19. Provisions

Provisions are recognized for present obligations (legal or constructive) arising from past events, whose settlement is probable and values possible to estimate in a reliable way. The amount recognized as a provision is the best estimate of the considerations required to liquidate the obligation at the end of each reporting period, taking into consideration the risks and uncertainties related to the obligation. When the provision is measured on the basis of estimated cash flows to settle the obligation, its book value corresponds to the present value of those cash flows (in which the effect of the time value of money is relevant).

When some or all of the economic benefits, required for the liquidation of a provision, can be recovered from a third party, an asset is recognized if, and only if, the reimbursement is virtually certain and the value can be measured reliably.

3.19.1. Provision for demobilization of assets

As provided for in IAS 37 - Provisions, Contingent Liabilities and Contingent Assets  a provision throughout the economic useful life of thermonuclear plants is constituted. The purpose of this provision is to allocate to its period of operation the costs to be incurred in relation to its technical and operational deactivation, at the end of its useful life, estimated at 40 years.

3.19.2. Provision for legal obligations connected with legal proceedings

Provisions for legal contingencies are recognized for present obligations (legal or constructive) resulting from past events whose liquidation is probable, and in which it is possible to reliably estimate values. In this case, such a contingency would cause a probable outflow of resources for the liquidation of obligations and the amounts involved and would be measurable with sufficient security, taking into consideration the opinion of legal advisors, the nature of the actions, similarity with previous processes, complexity and the positions of the courts (case law).

3.19.3. Onerous contracts

Present obligations resulting from onerous contracts are recognized and measured as provisions. An onerous contract exists when the unavoidable costs to satisfy the obligations of the contract exceed the economic benefits expected to be received throughout the same contract.

3.20. Advance for future capital increase

Advances of resources received from the controlling shareholder and for capital contribution shall be granted in an irrevocable character. They are classified as noncurrent liabilities when the number of shares to be issued is not known, and they are initially recognized at fair value and subsequently updated by the contractually established index.

3.21. Share capital

The common shares and preferred shares are classified in net equity.

Incremental costs directly attributable to the issue of new shares are shown in equity as a deduction of the value entered, net of taxes.

When the Company purchases its own shares (treasury shares), the amount paid, including any directly attributable incremental costs (net of income taxes), is deducted from the shareholders’ equity of the Company until the shares are cancelled or reissued. When these shares are subsequently reissued, any value received, net of any additional costs of the transaction, directly attributable and the respective effects of the income tax and social contribution, is included in shareholders’ equity of the Company.

3.22. Interest on shareholders’ equity and dividends

Interest on shareholders’ equity is imputed to dividends for the year being calculated taking as a limit a percentage on the equity, using the Long-Term Interest Rate — TJLP established by the Brazilian Government, as required by law, limited to 50% of net income for the year or 50% of the income reserves, before including the income from the period, whichever is greater.

The value of dividends above the mandatory minimum established by Law or another legal instrument, not yet approved in the General Assembly, is presented in Shareholders’ Equity, in a specific account called additional proposed dividends.

3.23. Other comprehensive income

Other comprehensive income includes income and expense items that are not recognized in the statement of profit and loss. The components of other comprehensive income include, net of tax effects, where applicable:

a) Actuarial gains and losses on defined benefit pension plans;

b) Equity valuation adjustment on the income and loss on in the remeasurement of financial assets available for sale; and

c) Equity valuation adjustment relating to the effective portion of gains or losses on hedging instruments in the hedging of cash flow.

3.24. Income recognition

Income is measured at the fair value of the consideration received or receivable, deducting any estimates of returns and other similar deductions.

3.24.1. Sale of energy and services

a) Generation and Distribution

Distribution income are classified as: i) Supply (sale) of Electrical Power to distributors; ii) Electrical power supply to the consumer, and; iii) Electrical Power in the Short-Term market. Income is measured at the fair value of the consideration received or receivable, net of taxes and of any applicable discounts. Income from energy sales and services is recognized when it is probable that the economic benefits associated with the transactions will flow to the Company; the value of the income can be measured reliably; the risks and benefits related to the sale were transferred to the buyer; the costs incurred or to be incurred related to the transaction can be measured reliably; and the Company no longer holds control and responsibility over the energy sold. Construction income connected with the segment of electric power distribution and part of generation covered in the scope of the IFRIC 12 are also included.

For generating concessions renewed under Law 12,783/2013, there was a change of the price system for tariffs, with periodic tariff review in the same manner already applied to the transmission activity up to then. The rate is calculated on the basis of operation and maintenance costs, plus the rate of 10%, with the income being recorded for coverage of operation and maintenance expenses on the basis of the cost incurred.

b) Transmission

1) Financial income arising from the remuneration of the financial asset, until the end of the concession period, earned in a prorated manner takes into consideration the average rate of return on investments.

2) Income for coverage of operation and maintenance expenses on the basis of the cost incurred.

3) Income from infrastructure development is recognized in the results in relation to the stage of completion of the work, in accordance with the stipulations in the IAS 11 and measured based on fair values. Infrastructure development costs are recognized as they are incurred. The margin of construction adopted is established as being equal to zero.

3.24.2. Income from dividends and interest

Income from dividends from investments is recognized when the shareholder’s right to receive this dividend is established and provided that it is probable that the future economic benefits will flow to the Company and the value of the income can be measured reliably.

Income from a financial asset with interest is recognized when it is probable that the future economic benefits will flow to the Company and the value of the income can be measured reliably. The interest income is recognized by the straight-line method, based on time and at the effective interest rate on the amount of the outstanding principal. The effective interest rate is the one that discounts exactly the estimated future cash receipts during the estimated life of the financial asset in relation to the initial net book value of this asset.

3.25. Leasing

According to the guidelines from Pronouncement IFRS 16 - Leases and Technical Interpretation IFRIC 4, SIC 15 e SIC 27- Complementary Aspects of Commercial Leasing Operations, it should be recorded in fixed assets that the Company holds rights over tangible assets intended for the maintenance of its activities, arising from financial commercial leasing that transfer to the lessee the benefits, risks and control of assets. At the beginning of the financial lease, these assets are capitalized at the lower value between the fair value of the leased and the present value of the minimum lease payments.

The financial leases are recorded as if they were a financed purchase, recognizing, at the time of purchase, a fixed asset and a financing liability (lease). Each installment paid of the lease is allocated partly to liabilities and partly to financial charges, so that in this manner a constant rate on the open debt balance is obtained. The corresponding obligations, net of finance charges, are included in other long-term liabilities.

Interest and other financial expenses are recognized in the statement of profit and loss during the lease period, in order to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The fixed asset acquired through financial leasing (a) is classified as Non-Current Assets being amortized over its useful life (Note 22.5).

3.26. Government subsidies

Government subsidies are not recognized until there is reasonable assurance that the Company will meet the related conditions and that the subsidies will be received.  Government subsidies are recognized systematically in the results during the periods in which the Company recognizes as expenses the related costs that the subsidy intends to compensate. Government subsidies receivable as compensation for expenses already incurred, with the purpose of offering immediate financial support to the Company, without corresponding future costs, are recognized in results of the period in which they are received and allocated to the income reserve and are not intended for the distribution of dividends.

3.27. Scheduled shutdowns

Costs incurred prior to and during the shutdowns of power plants and transmission lines are charged to income in the period in which they are incurred.

3.28. Basic and diluted earnings

Basic earnings per share are calculated by dividing the income attributable to shareholders of the Company by the weighted average number of outstanding shares (total shares less the treasury shares). Diluted earnings per share are calculated by adjusting the weighted average number of shares outstanding to assume conversion of all diluted potential shares, in accordance with IAS 33.

3.29. Presentation of reports by business segments

A company’s operating segments are defined as components that:

a) carry out activities from which they may obtain revenues and incur expenses;

b) whose operating results are regularly reviewed by the Management to make decisions about resources to be allocated to the segment and assess its performance; and

c) for which there is financial information.

The Company has determined the following operating segments:

I)	Generation, in which activities consist in electric power generation and sale of electricity for distribution companies and consumers, and marketing;
II)	Transmission, in which activities consist in the transmission of electrical energy;
III)	Distribution, in which activities consist in the distribution of electrical energy to the final consumer;
IV)

Management, in which activities represent mainly the cash management of the whole Eletrobras Group, the management of the compulsory loan  and the business management of the SPEs and associates, whose monitoring and management is made differently from other corporate investments; and

Eliminations, represent the transactions between related parties and inter-segment transactions eliminated for consolidation purposes.

Transactions between these operating segments are determined by prices and terms agreed between the parties, taking into account the terms applied to transactions with unrelated parties.